Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)				$ (2,068,060)	$ (1,217,086)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Allowance for credit loss				(165,288)	179,038
Write-downs of inventories				153,938	310,159
Depreciation of property, plant and equipment				348,485	299,611
Amortization of intangible assets				17,270	20,915
Depreciation and amortization of real estate properties for lease				113,599	123,738
Amortization of operating lease right-of-use asset				58,538	57,387
Amortization of financing lease right-of-use asset				25,150	26,463
Gain from the disposal of property, plant and equipment					(4,991)
Gain from the disposal of financing lease right-of-use asset				(18,994)
Changes in operating assets and liabilities:
Prepaid expenses				(144,005)	394,911
Accounts receivable, net				441,246	(36,918)
Inventories, net				(289,309)	3,282
Other non-current assets				32,406	34,976
Accounts payable				99,350	(95,251)
Accrued expenses and other current liabilities				174,840	62,378
Amounts due from related parties, current				(14,674)
Operating lease liabilities				(57,413)	(57,387)
Other non-current liabilities				(30,463)	(7,267)
Net cash used in operating activities	$ (1,398,540)	$ (341,714)		(1,323,384)	(129,863)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,843)	(52,917)		(752,868)	(433,552)
Proceeds from disposal of property, plant and equipment					5,424
Proceeds from disposal of financing lease right-of-use asset				30,167
Loan to Cetus Sponsor LLC	(300,000)			(575,000)
Net cash used in investing activities	(301,843)	(52,917)		(1,297,701)	(428,128)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	1,871,102	1,948,530		3,580,357	2,021,099
Repayments of bank borrowings	(1,871,102)	(1,342,321)		(1,633,735)	(1,530,685)
Repayments of borrowings from third parties					(234,928)
Loans proceed from a related party				412,935	117,464
Proceeds from Long-term bank borrowings		88,766
Repayments of Long-term bank borrowings	(1,443)	(144,336)
Repayments of financing lease liabilities		(14,101)		(18,398)	(29,038)
Proceeds from borrowings from related parties	470,086	163,644
Repayment of borrowings from related parties				(134,908)	(354,745)
Proceeds from financing sale and leaseback	870,409			422,956	371,459
Repayments of financing sale and leaseback	(328,648)	(195,368)		(359,991)	(382,847)
Proceeds from a vehicle mortgage loan					29,722
Repayments of a vehicle mortgage loan	(7,485)	(7,077)		(15,255)	(7,019)
Proceeds from capital injection				882,000	605,213
Net cash provided by financing activities	1,002,919	497,737		3,135,961	605,695
Effect of exchange rate changes	44,645	(19,992)		(7,456)	(124,134)
Net change in cash	(652,819)	83,114		507,420	(76,430)
Cash at the beginning of the year	924,428	417,008		417,008	493,438
Cash at the end of the year	271,609	500,122	$ 417,008	924,428	417,008
Supplemental disclosures of cash flow information:
Income tax paid
Interest expense paid	137,496	104,287		215,073	216,936
Supplemental disclosure of non-cash financing activities
Shares issued for the acquisition of non-controlling interest				573,032
Debt to equity conversion from third parties					100,806
Debt to equity conversion from related parties					369,624
Debt to a subsidiary’s equity conversion from a related party					1,627,729
Reclassification of long-term and short-term borrowings	346,500	144,336
Real estate properties reclassified to property, plant and equipment	(968,828)	43,906		(325,385)	(222,322)
Real estate properties reclassified to intangible assets	(125,552)	4,320		(45,158)	(19,936)
Cetus Capital Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(345,196)	413,341	(5,652)	52,056
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain in the trust account	(869,184)	(1,106,041)		(1,394,622)
Loss of extinguishment of debt	405,500
Adjustments to reconcile net loss to net cash used in operating activities:	(464,684)	(1,106,041)
Changes in operating assets and liabilities:
Prepaid expenses	14,931	(95,764)		(15,140)
Other payable				293,753
Accrued expense and other payable	484,243	20,982
Income tax payable	(141,323)	210,730		255,097
Franchise tax payable	(147,251)	102,567		179,876
Formation and operating costs paid by Sponsor under Promissory Note – Related Party			5,652
Net cash used in operating activities	(598,280)	(454,185)		(628,980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account		(58,506,251)		(58,506,250)
Cash withdrawn from Trust Account for redemptions	38,792,466
Cash withdrawn from Trust Account for estimated corporation income tax	357,876			317,000
Net cash used in investing activities	39,150,342	(58,506,251)		(58,189,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans proceed from a related party	101,228			173,509
Payment of offering costs		(334,720)	(5,000)	(334,720)
Collection of subscription receivable			25,000
Redemption of Common Stock	(38,792,466)
Proceeds from sale of Public Units		57,500,000		57,500,000
Proceeds from sale of Private Placement units		2,651,910		2,651,910
Payment of Underwriting discount		(862,500)		(862,500)
Payment of accounts payable and Rockport		(8,998)		(8,998)
Net cash provided by financing activities	(38,691,238)	58,945,692	20,000	59,119,201
Net change in cash	(139,176)	(14,772)	20,000	300,971
Cash at the beginning of the year	320,971	20,000		20,000
Cash at the end of the year	181,795	5,256	20,000	320,971	$ 20,000
Supplemental disclosure of non-cash financing activities
Extension funds attributable to common stock subject to redemption	250,000
Remeasurement of common stock subject to redemption value	1,124,282	214,342
Accrual of excise tax	387,925
Deferred underwriting fee payable	405,500	1,725,000		1,725,000
Allocation of offering costs		3,208,090		3,208,090
Value of Class A ordinary shares subject to redemption		51,770,535		51,770,535
Issuance of Representative Shares		137,448		137,448
Deferred offering costs in accrued offering costs		70,000		70,000
Accretion of initial measurement of subject to redemption		3,642,553		7,739,022
Conversion from Promissory Notes to Private Placement Units		$ 216,837		216,837
Remeasurement of common stock subject to redemption value	$ 1,088,624			214,342
Loan proceeds from a related party directly transferred to Trust Account				575,000
Deferred offering costs paid from Promissory Note – Related Party			211,185
Issuance of Founder Shares to Sponsor for subscription receivable			$ 25,000